Segment and geographic information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total gross revenues	$ 28,810,874	$ 20,540,578	$ 16,531,870
Less: sales taxes	(365,849)	(250,291)	(53,415)
Total revenues, net	28,445,025	20,290,287	16,478,455	$ 16,478,455
Health Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	24,853,660	17,032,191	11,776,863
Mobile Phones [Member]
Segment Reporting Information [Line Items]
Total gross revenues	779,428	1,117,158	1,722,626
Collectible Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,739,317	1,534,151	1,573,757
Kitchen and Household [Member]
Segment Reporting Information [Line Items]
Total gross revenues	134,588	223,497	397,722
Fitness Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	34,355	25,085	217,226
Cosmetic Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	65,414	14,192	103,330
Consumer Electronics Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,853	0	41,437
Seafood products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	432,756	0	0
Auto Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	169	9,532	1,026
Other Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	$ 769,334	$ 584,772	$ 697,883